Condensed Consolidated Balance Sheet (Unaudited) (Parentheticals) - Innovative International Acquisition Corp. - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Property and equipment, net of accumulated depreciation	$ 6,627,554	$ 6,189,452	$ 8,678,263
Intangible assets, net of accumulated amortisation	$ 12,946	$ 106,769
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	220,000,000	220,000,000
Common shares, shares issued	16,987,064	16,991,740
Common shares, shares outstanding	16,987,064	16,991,740